Summary of Significant Accounting Policies - Summary of Depreciable Lives for Different Categories of Property Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2013
Land drilling equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Barge drilling equipment, useful life	3 years
Land drilling equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Barge drilling equipment, useful life	20 years
Barge drilling equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Barge drilling equipment, useful life	3 years
Barge drilling equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Barge drilling equipment, useful life	20 years
Drill pipe, rental tools and other [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Barge drilling equipment, useful life	4 years
Drill pipe, rental tools and other [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Barge drilling equipment, useful life	10 years
Buildings and improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Barge drilling equipment, useful life	5 years
Buildings and improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Barge drilling equipment, useful life	30 years